VERACITY FUNDS

                         Supplement dated April 1, 2008
                      To the Prospectus dated July 1, 2007

                 REOPENING OF THE VERACITY SMALL CAP VALUE FUND

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE VERACITY FUNDS PROSPECTUS DATED JULY 1, 2007. YOU SHOULD RETAIN THIS SUPPLEMENT AND THE PROSPECTUS FOR FUTURE REFERENCE. ADDITIONAL COPIES OF THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY CALLING US AT 1.866.896.9292.

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BOTH CLASSES OF THE VERACITY SMALL CAP VALUE FUND WILL RESUME OFFERING SHARES TO
NEW INVESTORS APRIL 1, 2008.

Accordingly, the Prospectus is amended to delete the "Closed to New Investors" caption that appears on the cover. In addition, the section of the Prospectus on page 10 titled "Fund Closed to New Investors" is no longer applicable and is also deleted. Please refer to pages 10 through 14 of the Prospectus for information on how to purchase shares of the Fund.

If you have any questions regarding this Supplement, please contact the Fund at 1.866.896.9292.